Discontinued Operations	12 Months Ended
Mar. 31, 2012
Discontinued Operations
8.	Discontinued Operations

 The Company had been negotiating a restructuring of debt with its senior debt holder for some time.  These negotiations were finalized on June 21, 2010.  On that date, the Company signed and closed a number of transactions, which included the sale of AMV. Pursuant to the Agreement, ValueAct Small Cap Master Fund, L.P. (“ValueAct”) and Nate MacLeitch and Jonathan Cresswell (the “AMV Founders”), acting through a newly formed company, acquired the operating subsidiaries of AMV in exchange for the release of $23,231 of secured indebtedness, which included a release of all amounts due and payable under the secured promissory note in the aggregate principal amount of $5,375 (the “AMV Note”) and all of the amounts due and payable under the Senior Secured Note, issued by Twistbox, due July 31, 2010, as amended on February 12, 2008 (the “ValueAct Note”) except for $3,500 in principal, which is due in one lump sum principal payment on June 21, 2013. In addition, all intercompany balances at that date were cancelled, and all shares of common stock and warrants of the Company held by ValueAct were cancelled. In addition, approximately 3,541 shares of common stock of the Company held by two of the founders of AMV were acquired by the Company.  As of June 30, 2010 the Company accrued $300 to a related party pertaining to the sale of AMV.

In accordance with FASB ASC 205-20, Discontinued Operations, the operating results and net assets and liabilities related to AMV were reclassified as of June 21, 2010 and reported as discontinued operations in the accompanying consolidated financial statements.

In accordance with FASB ASC 360, Property, Plant and Equipment, the Company recorded a gain of $4,200 on the sale of AMV.

The following is a summary of assets and liabilities of the discontinued operations as of March 31, 2010 and as of the disposal date of June 21, 2010 and the resulting gain on sale:

	June 21,	March 31,
	2010	2010
Assets
Cash	$641	$1,251
Working Capital, net of cash	1,536	1,501
Property and Equipment, net	591	668
Goodwill and intangibles	15,948	15,955
Net Assets Sold	$18,716	$19,375

Direct costs associated with the sale	1,173
Currency translation adjustment	234
Other	5

	$20,128

Consideration	24,343

Gain on sale, net of taxes	$4,215